Secured Note Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Secured Note Liabilities [Abstract]
Schedule of Inputs and Assumptions

The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2024		December 31, 2023
Forecast silver production in thousands of ounces		166,144		166,144
Silver spot price on December 27, 2024 and December 27, 2023 [1]	US$	29.66	US$	24.38
Risk-free rate		4.8%		4.0%
Credit spread		4.8%		4.0%
Share price volatility		60%		60%
Silver royalty discount factor		11.6%		9.2%

1)	The metal prices used in models are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2024		December 31, 2023
Forecast NSR:
Gold in thousands of ounces		10,500		10,500
Silver in thousands of ounces		29,876		29,876
Copper in millions of pounds		19,322		19,322
Molybdenum in millions of pounds		152		152
Metals spot prices:
Gold per ounce on December 27, 2024 and December 27, 2023 [1]	US$	2,617.20	US$	2,081.90
Silver per ounce on December 27, 2024 and December 27, 2023 [1]	US$	29.66	US$	24.38
Copper per pound on December 16, 2024 and December 18, 2023 [1]	US$	4.06	US$	3.81
Molybdenum per pound on December 31, 2024 and December 29, 2023 [1]	US$	21.37	US$	18.60
Risk-free rate		4.8%		4.0%
Credit spread		4.8%		4.0%
Share price volatility		60%		60%
NSR royalty discount factor		11.6%		9.2%

Schedule of Carrying Amount for the Secured Note

The carrying amount for the 2022 Secured Note is as follows:

($000s)	December 31, 2024	December 31, 2023
Fair value beginning of the year (or on issuance)	294,363	263,541
Change in fair value loss (gain) through profit and loss	(210)	3,096
Change in fair value loss (gain) through other comprehensive income (loss)	(5,004)	34,830
Foreign currency translation loss (gain)	24,617	(7,104)
Total change in fair value	19,403	30,822

Fair value end of the year	313,766	294,363

The carrying amount for the 2023 Secured Note is as follows:

($000s)	December 31, 2024	December 31, 2023
Fair value beginning of the year/inception	279,525	198,825
Change in fair value loss (gain) through profit and loss	(23,353)	33,182
Change in fair value loss (gain) through other comprehensive income (loss)	(29,195)	49,563
Foreign currency translation loss (gain)	21,809	(2,045)
Total change in fair value	(30,739)	80,700

Fair value end of the year	248,786	279,525

Schedule of Fair Value of the Secured Note

For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	nil
	● Future silver prices were 10% lower	nil
● Discount rates	● Discount rates were 1% higher	$(6.3)
	● Discount rates were 1% lower	$6.5
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	nil
	● Silver production indicated silver ounces were 10% lower	nil

1)	As at December 31, 2024, the fair value of the 2022 Secured Note was recorded as the fair value of the Financing Put, therefore the fair value is not sensitive to changes in silver price forward curve or the forecasted silver production. The fair value recorded would be higher than the value of the put option in the event that silver price forward curve or forecasted silver production were 32% higher, or discount rates were 1.5% lower.

For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Metals price forward curve	● Future metal prices were 10% higher	$16.4
	● Future metal prices were 10% lower	$(16.5)
● Discount rates	● Discount rates were 1% higher	$(30.1)
	● Discount rates were 1% lower	$36.3
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$16.0
	● Metal production indicated volumes were 10% lower	$(16.1)